79

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 1.3%
717	Interpublic Group of Companies, Inc. (The)	$ 19,474
340	Omnicom Group, Inc. (d)	28,189
477	Trade Desk, Inc. (The), Class A(a)	26,102
		73,765
	AEROSPACE & DEFENSE - 0.9%
34	Rocket Lab USA, Inc.(a)(d)	608
59	Teledyne Technologies, Inc.(a)	29,365
253	Textron, Inc. (d)	18,279
36	Woodward, Inc.	6,570
		54,822
	APPAREL & TEXTILE PRODUCTS - 1.3%
210	Deckers Outdoor Corporation(a)	23,480
93	Ralph Lauren Corporation	20,529
70	Skechers USA, Inc., Class A(a)	3,975
320	Tapestry, Inc.	22,531
306	VF Corporation(d)	4,749
		75,264
	ASSET MANAGEMENT - 2.5%
67	Ares Management Corporation, Class A	9,823
445	Blue Owl Capital, Inc. (d)	8,918
443	Carlyle Group, Inc. (The) (d)	19,310
325	Franklin Resources, Inc. (d)	6,256
86	LPL Financial Holdings, Inc.	28,134
235	Raymond James Financial, Inc. (d)	32,644
33	Robinhood Markets, Inc., Class A(a)	1,374
115	Stifel Financial Corporation	10,840
260	T Rowe Price Group, Inc.	23,886
		141,185
	AUTOMOTIVE - 0.5%
1,493	Aurora Innovation, Inc.(a)(d)	10,040
1,463	Lucid Group, Inc.(a)(d)	3,541
1,261	Rivian Automotive, Inc., Class A(a)(d)	15,699
		29,280

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	BANKING - 3.9%
660	Citizens Financial Group, Inc.	$ 27,040
11	Comerica, Inc.	650
191	East West Bancorp, Inc. (d)	17,144
770	Fifth Third Bancorp(d)	30,184
810	First Horizon Corporation	15,730
1,587	Huntington Bancshares, Inc.	23,821
1,539	KeyCorporation	24,609
207	M&T Bank Corporation	37,001
37	Pinnacle Financial Partners, Inc.	3,923
1,351	Regions Financial Corporation	29,357
115	SouthState Corporation	10,674
14	Webster Financial Corporation	722
61	Western Alliance Bancorp	4,687
		225,542
	BEVERAGES - 1.1%
603	Brown-Forman Corporation, Class B	20,466
16	Coca-Cola Consolidated, Inc.	21,600
362	Molson Coors Beverage Company, Class B(d)	22,035
		64,101
	BIOTECH & PHARMA - 3.0%
274	Biogen, Inc.(a)	37,494
250	BioMarin Pharmaceutical, Inc.(a)	17,673
469	Exelixis, Inc.(a)	17,316
337	Incyte Corporation(a)	20,405
83	Insmed, Inc.(a)	6,332
475	Moderna, Inc.(a)	13,466
187	Neurocrine Biosciences, Inc.(a)	20,682
127	Sarepta Therapeutics, Inc.(a)	8,105
84	United Therapeutics Corporation(a)	25,895
109	Vaxcyte, Inc.(a)	4,116
		171,484
	CABLE & SATELLITE - 0.3%
210	Liberty Broadband Corporation, Class C(a)	17,861

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	CHEMICALS - 1.8%
106	Albemarle Corporation(d)	$ 7,634
117	Avery Dennison Corporation	20,822
191	CF Industries Holdings, Inc.	14,927
196	Eastman Chemical Company	17,269
280	International Flavors & Fragrances, Inc.	21,731
185	RPM International, Inc.	21,401
		103,784
	COMMERCIAL SUPPORT SERVICES - 1.0%
339	Aramark(d)	11,702
65	Clean Harbors, Inc.(a)	12,812
583	Rollins, Inc.	31,499
		56,013
	CONSTRUCTION MATERIALS - 1.5%
6	Advanced Drainage Systems, Inc.	652
66	Carlisle Companies, Inc. (d)	22,473
9	Eagle Materials, Inc.	1,997
55	Martin Marietta Materials, Inc. (d)	26,297
162	Owens Corning	23,137
40	Vulcan Materials Company	9,332
		83,888
	CONSUMER SERVICES - 0.3%
195	Service Corporation International(d)	15 ,639

	CONTAINERS & PACKAGING - 1.8%
85	AptarGroup, Inc.	12,612
380	Ball Corporation	19,787
239	Crown Holdings, Inc.	21,333
494	International Paper Company(d)	26,355
106	Packaging Corporation of America	20,990
		101,077
	DIVERSIFIED INDUSTRIALS - 0.5%
116	Dover Corporation	20,379
53	ITT, Inc.	6,845
		27,224

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRIC UTILITIES - 4.5%
133	Alliant Energy Corporation	$ 8,558
245	Ameren Corporation	24,598
926	CenterPoint Energy, Inc.	33,549
452	CMS Energy Corporation	33,950
341	DTE Energy Company	47,150
366	Evergy, Inc.	25,236
426	FirstEnergy Corporation	17,219
289	NRG Energy, Inc.	27,588
125	Pinnacle West Capital Corporation	11,906
828	PPL Corporation(d)	29,899
		259,653
	ELECTRICAL EQUIPMENT - 2.7%
141	A O Smith Corporation	9,216
47	AAON, Inc.	3,672
53	Acuity Brands, Inc.	13,957
343	API Group Corporation(a)(d)	12,266
80	BWX Technologies, Inc.	7,892
37	Generac Holdings, Inc.(a)	4,686
40	Hubbell, Inc.	13,236
223	Keysight Technologies, Inc.(a)	33,399
31	Lennox International, Inc.	17,386
80	Rockwell Automation, Inc.	20,670
287	Trimble, Inc.(a)	18,842
		155,222
	ENGINEERING & CONSTRUCTION - 1.2%
163	AECOM	15,115
50	Comfort Systems USA, Inc.	16,116
33	EMCOR Group, Inc.	12,198
45	Fluor Corporation(a)	1,612
132	Jacobs Solutions, Inc.	15,957
63	MasTec, Inc.(a)	7,353
		68,351
	FOOD - 2.6%
477	Campbell’s Company (The)(d)	19,042

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	FOOD - 2.6% (Continued)
784	Conagra Brands, Inc.	$ 20,909
749	Hormel Foods Corporation	23,174
126	J M Smucker Company (The)	14,920
456	Kellanova	37,615
15	Lamb Weston Holdings, Inc. (d)	800
37	McCormick & Company, Inc.	3,045
495	Tyson Foods, Inc., Class A	31,586
		151,091
	GAS & WATER UTILITIES - 1.6%
216	American Water Works Company, Inc.	31,864
223	Atmos Energy Corporation	34,472
225	Essential Utilities, Inc.	8,894
459	NiSource, Inc.	18,401
		93,631
	HEALTH CARE FACILITIES & SERVICES - 4.4%
600	Centene Corporation(a)	36,426
15	Charles River Laboratories International, Inc.(a)	2,258
5	Chemed Corporation	3,076
129	DaVita, Inc.(a)	19,733
162	Encompass Health Corporation	16,407
85	Humana, Inc.	22,491
92	Labcorp Holdings, Inc.	21,412
42	Medpace Holdings, Inc.(a)	12,797
97	Molina Healthcare, Inc.(a)	31,951
154	Quest Diagnostics, Inc.	26,057
168	Tenet Healthcare Corporation(a)	22,596
192	Universal Health Services, Inc., Class B	36,077
		251,281
	HOME & OFFICE PRODUCTS - 0.3%
267	Somnigroup International, Inc.(d)	15,988

	HOME CONSTRUCTION - 1.1%
46	Masco Corporation	3,199
400	PulteGroup, Inc.	41,120

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 1.1% (Continued)
182	Toll Brothers, Inc.	$ 19,217
		63,536
	HOUSEHOLD PRODUCTS - 1.0%
197	Clorox Company (The)	29,008
466	Estee Lauder Companies, Inc. (The), Class A	30,756
		59,764
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
26	RBC Bearings, Inc.(a)	8,366

	INDUSTRIAL SUPPORT SERVICES - 0.4%
176	Core & Main, Inc., Class A(a)	8,502
20	Watsco, Inc. (d)	10,166
22	WESCO International, Inc.	3,417
		22,085
	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
26	Evercore, Inc., Class A	5,193
43	Houlihan Lokey, Inc.	6,944
71	Interactive Brokers Group, Inc., Class A	11,757
351	Jefferies Financial Group, Inc.	18,803
274	Northern Trust Corporation	27,030
214	SEI Investments Company	16,613
315	State Street Corporation	28,202
68	Tradeweb Markets, Inc., Class A	10,095
		124,637
	INSURANCE - 9.1%
223	American Financial Group, Inc.	29,289
159	Assurant, Inc.	33,350
328	Cincinnati Financial Corporation	48,452
543	Equitable Holdings, Inc.	28,285
194	Globe Life, Inc.	25,554
40	Kinsale Capital Group, Inc. (d)	19,468
593	Loews Corporation	54,503
25	Markel Group, Inc.(a)(d)	46,740
562	Old Republic International Corporation	22,042

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 9.1% (Continued)
29	Primerica, Inc.	$ 8,251
632	Principal Financial Group, Inc.	53,322
221	Reinsurance Group of America, Inc.	43,515
25	Ryan Specialty Group Holdings, Inc. (d)	1,847
610	Unum Group	49,690
848	W R Berkley Corporation(d)	60,344
		524,652
	INTERNET MEDIA & SERVICES - 2.4%
178	Expedia Group, Inc.	29,922
191	GoDaddy, Inc., Class A(a)	34,407
1,015	Pinterest, Inc., Class A(a)	31,465
116	Roku, Inc.(a)	8,171
2,637	Snap, Inc., Class A(a)	22,968
164	Zillow Group, Inc., Class C(a)	11,244
		138,177
	LEISURE FACILITIES & SERVICES - 1.6%
18	Churchill Downs, Inc.	1,999
170	Darden Restaurants, Inc. (d)	35,319
21	DraftKings, Inc., Class A(a)	697
661	Las Vegas Sands Corporation	25,535
117	Live Nation Entertainment, Inc.(a)(d)	15,278
97	Texas Roadhouse, Inc.	16,163
		94,991
	LEISURE PRODUCTS - 0.0%(c)
48	Hasbro, Inc.	2,952

	MACHINERY - 1.6%
15	Crane Company	2,298
11	Graco, Inc.	919
19	IDEX Corporation	3,438
78	Lincoln Electric Holdings, Inc. (d)	14,754
68	Nordson Corporation	13,717
25	Regal Rexnord Corporation(d)	2,846
100	Snap-on, Inc.	33,701

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	MACHINERY - 1.6% (Continued)
234	Stanley Black & Decker, Inc. (d)	$ 17,990
		89,663
	MEDICAL EQUIPMENT & DEVICES - 4.4%
87	Align Technology, Inc.(a)(d)	13,821
823	Avantor, Inc.(a)(d)	13,341
300	Baxter International, Inc. (d)	10,269
25	Bio-Rad Laboratories, Inc., Class A(a)	6,089
58	Bio-Techne Corporation	3,401
228	Cooper Companies, Inc. (The)(a)	19,232
465	DexCom, Inc.(a)	31,755
94	Exact Sciences Corporation(a)(d)	4,069
174	Globus Medical, Inc., Class A(a)	12,737
265	Hologic, Inc.(a)	16,369
255	Illumina, Inc.(a)	20,232
94	Insulet Corporation(a)	24,685
105	Natera, Inc.(a)	14,848
17	Penumbra, Inc.(a)	4,546
148	Revvity, Inc. (d)	15,658
8	Teleflex, Inc. (d)	1,106
76	Waters Corporation(a)	28,011
55	West Pharmaceutical Services, Inc.	12,313
		252,482
	METALS & MINING - 0.2%
182	Alcoa Corporation	5,551
34	Royal Gold, Inc.	5,559
		11,110
	OIL & GAS PRODUCERS - 3.1%
252	Antero Resources Corporation(a)	10,191
7	ConocoPhillips(d)	735
964	Coterra Energy, Inc. (d)	27,860
951	Devon Energy Corporation	35,567
62	DT Midstream, Inc.	5,982
266	EQT Corporation(d)	14,212

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	OIL & GAS PRODUCERS - 3.1% (Continued)
243	Expand Energy Corporation	$ 27,051
20	Murphy USA, Inc.	9,396
742	Ovintiv, Inc.	31,758
367	Permian Resources Corporation	5,083
211	Range Resources Corporation	8,425
		176,260
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
1,566	Halliburton Company	39,729

	PUBLISHING & BROADCASTING - 0.7%
1,495	News Corporation, Class A(d)	40,694

	REAL ESTATE SERVICES - 0.6%
149	Jones Lang LaSalle, Inc.(a)	36,939

	REIT - 0.1%
3	Texas Pacific Land Corporation(d)	3,975

	RENEWABLE ENERGY - 0.5%
61	Enphase Energy, Inc.(a)(d)	3,785
177	First Solar, Inc.(a)(d)	22,378
		26,163
	RETAIL - CONSUMER STAPLES - 2.0%
190	BJ's Wholesale Club Holdings, Inc.(a)(d)	21,679
69	Casey's General Stores, Inc. (d)	29,949
184	Dollar General Corporation	16,179
300	Dollar Tree, Inc.(a)	22,521
114	Hims & Hers Health, Inc.(a)	3,369
140	Sprouts Farmers Market, Inc.(a)	21,369
		115,066
	RETAIL - DISCRETIONARY - 3.8%
340	Best Buy Company, Inc.	25,027
166	Builders FirstSource, Inc.(a)(d)	20,740
90	Burlington Stores, Inc.(a)(d)	21,450

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 3.8% (Continued)
110	Carvana Company(a)(d)	$ 22,999
144	Dick's Sporting Goods, Inc. (d)	29,025
51	Floor & Decor Holdings, Inc., Class A(a)	4,104
44	Genuine Parts Company	5,242
651	Tractor Supply Company(d)	35,870
74	Ulta Beauty, Inc.(a)	27,124
158	Williams-Sonoma, Inc.	24,980
		216,561
	SEMICONDUCTORS - 1.7%
205	Coherent Corporation(a)	13,313
58	Entegris, Inc. (d)	5,074
30	MACOM Technology Solutions Holdings, Inc.(a)(d)	3,011
21	Monolithic Power Systems, Inc. (d)	12,180
584	ON Semiconductor Corporation(a)	23,763
26	Onto Innovation, Inc.(a)	3,155
81	Sandisk Corporation(a)	3,856
150	Skyworks Solutions, Inc.	9,694
224	Teradyne, Inc.	18,502
18	Universal Display Corporation(d)	2,511
		95,059
	SOFTWARE - 6.3%
224	Akamai Technologies, Inc.(a)(d)	18,032
112	ANSYS, Inc.(a)	35,455
8	Appfolio, Inc., Class A(a)	1,759
63	BILL Holdings, Inc.(a)	2,891
51	Dayforce, Inc.(a)	2,975
281	DocuSign, Inc.(a)(d)	22,873
224	Doximity, Inc., Class A(a)(d)	12,999
20	Duolingo, Inc.(a)(d)	6,211
226	Dynatrace, Inc.(a)	10,656
1,185	Gen Digital, Inc.	31,450
38	Guidewire Software, Inc.(a)	7,119
94	Manhattan Associates, Inc.(a)	16,266
6	MongoDB, Inc.(a)	1,052

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 6.3% (Continued)
11	Nutanix, Inc., Class A(a)	$ 768
222	Okta, Inc.(a)	23,359
116	Paycom Software, Inc.	25,344
51	Paylocity Holding Corporation(a)	9,554
105	Procore Technologies, Inc.(a)(d)	6,932
121	PTC, Inc.(a)	18,749
368	SS&C Technologies Holdings, Inc.	30,739
277	Twilio, Inc., Class A(a)	27,121
15	Tyler Technologies, Inc.(a)	8,721
145	Unity Software, Inc.(a)(d)	2,840
335	Zoom Video Communications, Inc.(a)	24,713
54	Zscaler, Inc.(a)	10,715
		359,293
	SPECIALTY FINANCE - 1.9%
786	Fidelity National Financial, Inc.	51,153
992	SoFi Technologies, Inc.(a)	11,537
903	Synchrony Financial	47,805
		110,495
	STEEL - 1.2%
88	Reliance, Inc.	25,410
260	Steel Dynamics, Inc. (d)	32,521
217	United States Steel Corporation(d)	9,170
		67,101
	TECHNOLOGY HARDWARE - 4.4%
224	Ciena Corporation(a)(d)	13,536
101	F5, Inc.(a)	26,893
1,848	Hewlett Packard Enterprise Company	28,515
178	Jabil, Inc.	24,220
578	Juniper Networks, Inc.	20,918
293	NetApp, Inc.	25,737
418	Pure Storage, Inc., Class A(a)(d)	18,505
824	Super Micro Computer, Inc.(a)(d)	28,214
134	TD SYNNEX Corporation(d)	13,931
788	Western Digital Corporation(a)	31,859

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY HARDWARE - 4.4% (Continued)
81	Zebra Technologies Corporation, Class A(a)	$ 22,887
		255,215
	TECHNOLOGY SERVICES - 3.6%
402	Affirm Holdings, Inc.(a)	18,166
193	Booz Allen Hamilton Holding Corporation	20,184
40	Broadridge Financial Solutions, Inc.	9,698
10	CACI International, Inc., Class A(a)	3,669
84	Corpay, Inc.(a)	29,293
73	EPAM Systems, Inc.(a)	12,325
31	FactSet Research Systems, Inc.	14,094
116	Global Payments, Inc.	11,359
103	Jack Henry & Associates, Inc.	18,808
88	Kyndryl Holdings, Inc.(a)	2,763
193	Leidos Holdings, Inc.	26,044
16	MarketAxess Holdings, Inc.	3,462
51	Morningstar, Inc.	15,293
539	Toast, Inc., Class A(a)	17,879
75	TransUnion(d)	6,224
		209,261
	TRANSPORTATION & LOGISTICS - 3.0%
162	CH Robinson Worldwide, Inc.	16,589
203	Expeditors International of Washington, Inc.	24,411
148	JB Hunt Transport Services, Inc.	21,897
12	Saia, Inc.(a)(d)	4,193
1,375	Southwest Airlines Company(d)	46,172
744	United Airlines Holdings, Inc.(a)	51,373
52	XPO, Inc.(a)(d)	5,594
		170,229
	TRANSPORTATION EQUIPMENT - 0.3%
63	Allison Transmission Holdings, Inc.	6,027
52	Westinghouse Air Brake Technologies Corporation	9,430
		15,457

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)
Shares		Value
	COMMON STOCKS — 98.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 1.2%
566	Archer-Daniels-Midland Company	$ 27,174
378	Performance Food Group Company(a)	29,722
171	US Foods Holding Corporation(a)	11,194
		68,090
	WHOLESALE - DISCRETIONARY - 0.3%
234	LKQ Corporation	9,955
27	Pool Corporation(d)	8,596
		18,551

	TOTAL COMMON STOCKS (Cost $5,490,159)	5,652,699

	RIGHTS — 0.0%(c)
	BIOTECH & PHARMA - 0.0%(c)
1	Bristol-Myers Squibb Company(e)	1

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR(e)	7

	TOTAL RIGHTS (Cost $8)	8

	SHORT-TERM INVESTMENTS — 21.8%
	COLLATERAL FOR SECURITIES LOANED - 20.6%
1,183,106	Mount Vernon Liquid Assets Portfolio, 4.42%(b)(f)	1,183,106

	MONEY MARKET FUND - 1.2%
67,182	First American Treasury Obligations Fund, Class X, 4.26%(b)	67,182

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,250,288)	1,250,288

	TOTAL INVESTMENTS – 120.3% (Cost $6,740,455)	$ 6,902,995
	OTHER ASSETS IN EXCESS OF LIABILITIES - (20.3)	1,165,395
	NET ASSETS - 100.0%	$ 5,737,600

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	Amount represents less than 0.05%.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $1,161,248.
(e)	Fair value was determined using significant unobservable inputs.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2025 is $1,183,106.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 0.3%
173	Huntington Ingalls Industries, Inc.	$ 35,299
985	Mercury Systems, Inc.(a)(c)	42,444
71	National Presto Industries, Inc.	6,241
		83,984
	APPAREL & TEXTILE PRODUCTS - 0.7%
1,005	Movado Group, Inc.	16,804
1,203	PVH Corporation	77,762
877	Skechers USA, Inc., Class A(a)	49,796
149	Tandy Leather Factory, Inc.	432
11,027	Under Armour, Inc., Class A(a)(c)	68,919
784	Weyco Group, Inc.	23,896
		237,609
	ASSET MANAGEMENT - 0.5%
3,116	Cannae Holdings, Inc.	57,116
39	Hennessy Advisors, Inc.	389
2,600	Medallion Financial Corporation	22,646
1,654	ODP Corporation (The)(a)	23,702
1,107	Oppenheimer Holdings, Inc., Class A	66,010
		169,863
	AUTOMOTIVE - 2.2%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	12,519
7,394	BorgWarner, Inc.	211,838
4,719	Dana, Inc.	62,904
1,836	Gentex Corporation	42,779
783	Gentherm, Inc.(a)	20,937
14,860	Goodyear Tire & Rubber Company (The)(a)	137,306
1,266	Harley-Davidson, Inc. (c)	31,967
1,228	Lear Corporation	108,334
712	Miller Industries, Inc.	30,168
876	Standard Motor Products, Inc.	21,839
256	Visteon Corporation(a)	19,871
		700,462
	BANKING - 11.9%
2,795	Ameris Bancorp	160,908

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 11.9% (Continued)
377	Bank OZK(c)	$ 16,381
845	BankFinancial Corporation	10,681
551	Banner Corporation	35,137
512	BayCom Corporation	12,887
1,268	Berkshire Hills Bancorp, Inc.	33,082
2,014	Byline Bancorp, Inc.	52,686
443	C&F Financial Corporation	29,854
2,765	Cadence Bank	83,945
649	CNB Financial Corporation	14,440
378	Colony Bankcorp, Inc.	6,105
1,580	Comerica, Inc.	93,315
453	Community Trust Bancorp, Inc.	22,813
970	Customers Bancorp, Inc.(a)	48,694
1,788	CVB Financial Corporation	33,006
166	Eagle Bancorp Montana, Inc.	2,782
983	Eastern Bankshares, Inc.	16,121
1,162	Enterprise Financial Services Corporation(c)	62,446
1,287	Financial Institutions, Inc.	32,124
1,364	First Bancorp	54,751
1,594	First Bancshares, Inc. (The)	53,893
1,625	First Busey Corporation	35,100
3,809	First Commonwealth Financial Corporation	59,192
3,409	First Financial Bancorp	85,157
563	First Financial Corporation	27,576
2,117	First Hawaiian, Inc.	51,739
2,377	First Horizon Corporation	46,161
3,701	First Interstate BancSystem, Inc., Class A	106,034
2,371	First Merchants Corporation	95,883
691	First Mid Bancshares, Inc.	24,116
10,111	FNB Corporation	135,993
196	FS Bancorp, Inc.	7,450
811	Glacier Bancorp, Inc.	35,862
3,174	Hancock Whitney Corporation	166,476
1,078	Hanmi Financial Corporation	24,427

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 11.9% (Continued)
2,595	Heritage Commerce Corporation	$ 24,704
1,426	Heritage Financial Corporation	34,695
1,359	Hilltop Holdings, Inc.	41,382
290	Home Bancorp, Inc.	12,992
1,873	Home BancShares, Inc.	52,950
739	HomeTrust Bancshares, Inc.	25,333
1,618	Independent Bank Corporation	101,368
739	Independent Bank Corporation	22,754
828	Midland States Bancorp, Inc.	14,175
1,053	National Bank Holdings Corporation, Class A	40,298
5,135	Northwest Bancshares, Inc. (c)	61,723
1,487	OceanFirst Financial Corporation	25,294
4,479	Old National Bancorp(c)	94,910
6	Old Point Financial Corporation	180
3,280	Old Second Bancorp, Inc.	54,579
4,121	Pacific Premier Bancorp, Inc.	87,860
1,935	Peoples Bancorp, Inc.	57,392
2,883	Prosperity Bancshares, Inc.	205,760
2,249	Renasant Corporation	76,309
243	Republic Bancorp, Inc., Class A	15,508
3,100	Republic First Bancorp, Inc.(a)	1
1,536	S&T Bancorp, Inc.	56,909
394	SB Financial Group, Inc.	8,203
2,299	Seacoast Banking Corporation of Florida	59,153
240	Sierra Bancorp	6,691
2,035	Stellar Bancorp, Inc.	56,288
297	Towne Bank	10,154
574	TriCompany Bancshares	22,943
783	TrustCompany Bank Corporation	23,866
2,033	Trustmark Corporation	70,118
172	United Bancshares, Inc.	4,673
3,952	United Bankshares, Inc.	137,016
3,336	United Community Banks, Inc.	93,842
420	United Security Bancshares	3,763

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	BANKING - 11.9% (Continued)
507	Unity Bancorp, Inc.	$ 20,635
1,167	Valley National Bancorp	10,375
1,976	Webster Financial Corporation	101,863
3,891	WesBanco, Inc.	120,465
2,406	WSFS Financial Corporation(c)	124,799
1,988	Zions Bancorporation	99,122
		3,858,262
	BEVERAGES - 0.0%(e)
555	MGP Ingredients, Inc.	16,306

	BIOTECH & PHARMA - 2.2%
1,326	Amphastar Pharmaceuticals, Inc.(a)(c)	38,441
689	ANI Pharmaceuticals, Inc.(a)	46,129
1,140	Arcus Biosciences, Inc.(a)	8,949
1,745	Arvinas, Inc.(a)	12,250
2,521	Certara, Inc.(a)	24,958
19,508	Elanco Animal Health, Inc.(a)(c)	204,834
1,256	Harmony Biosciences Holdings, Inc.(a)	41,687
1,822	Innoviva, Inc.(a)	33,033
110	Ligand Pharmaceuticals, Inc., Class B(a)(c)	11,565
6,813	Organogenesis Holdings, Inc.(a)	29,432
2,030	Pacira BioSciences, Inc.(a)	50,446
1,683	Prestige Consumer Healthcare, Inc.(a)	144,687
1,822	Supernus Pharmaceuticals, Inc.(a)(c)	59,670
2,993	Vanda Pharmaceuticals, Inc.(a)	13,738
		719,819
	CABLE & SATELLITE - 1.2%
268	Cable One, Inc. (c)	71,226
13,207	Sirius XM Holdings, Inc. (c)	297,752
4,483	WideOpenWest, Inc.(a)	22,191
		391,169
	CHEMICALS - 2.9%
1,362	AdvanSix, Inc.	30,849
905	Ashland, Inc.	53,658

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 2.9% (Continued)
548	Avient Corporation	$ 20,364
1,872	Celanese Corporation	106,273
3,877	Ecovyst, Inc.(a)	24,037
2,935	FMC Corporation(c)	123,828
1,998	Huntsman Corporation	31,548
750	Intrepid Potash, Inc.(a)	22,043
1,203	Koppers Holdings, Inc.	33,684
1,228	Mativ Holdings, Inc.	7,650
1,208	Minerals Technologies, Inc.	76,793
9,093	Mosaic Company (The) (c)	245,602
4,218	Perimeter Solutions, Inc.(a)	42,475
313	Quaker Chemical Corporation(c)	38,690
3,654	Rayonier Advanced Materials, Inc.(a)	21,011
285	Rogers Corporation(a)	19,246
684	Stepan Company	37,647
		935,398
	COMMERCIAL SUPPORT SERVICES - 3.6%
3,504	ABM Industries, Inc.	165,950
31,906	ADT, Inc.	259,715
6,740	Advantage Solutions, Inc.(a)	10,177
12,330	Alight, Inc., Class A	73,117
1,070	AMN Healthcare Services, Inc.(a)(c)	26,172
963	ASGN, Inc.(a)	60,688
252	BGSF, Inc.	927
3,974	BrightView Holdings, Inc.(a)	51,026
3,896	CoreCivic, Inc.(a)	79,050
1,303	Deluxe Corporation	20,601
2,968	Enviri Corporation(a)	19,737
1,799	GEO Group, Inc. (The)(a)	52,549
897	Heidrick & Struggles International, Inc.	38,419
1,773	Kelly Services, Inc., Class A	23,350
1,223	Korn Ferry	82,956
1,408	ManpowerGroup, Inc.	81,495
520	UniFirst Corporation	90,480

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.6% (Continued)
504	V2X, Inc.(a)	$ 24,721
		1,161,130
	CONSTRUCTION MATERIALS - 0.0%(e)
2,871	Concrete Pumping Holdings, Inc.	15,676

	CONSUMER SERVICES - 1.1%
1,934	American Public Education, Inc.(a)	43,167
132	Graham Holdings Company, Class B	126,833
3,151	Laureate Education, Inc., Class A(a)	64,438
713	Matthews International Corporation, Class A(c)	15,857
3,400	Perdoceo Education Corporation	85,612
333	Strategic Education, Inc.	27,959
		363,866
	CONTAINERS & PACKAGING - 0.5%
1,380	Greif, Inc., Class A	75,886
2,818	O-I Glass, Inc.(a)	32,322
1,391	Pactiv Evergreen, Inc.	25,052
1,029	TriMas Corporation	24,110
		157,370
	ELECTRICAL EQUIPMENT - 0.9%
224	Advanced Energy Industries, Inc.	21,349
695	Atkore, Inc. (c)	41,693
590	Belden, Inc.	59,147
3,777	Hayward Holdings, Inc.(a)	52,576
676	Kimball Electronics, Inc.(a)	11,120
313	Littelfuse, Inc. (c)	61,580
1,128	Mirion Technologies, Inc.(a)	16,356
86	OSI Systems, Inc.(a)(c)	16,713
195	Preformed Line Products Company	27,318
		307,852
	ENGINEERING & CONSTRUCTION - 0.6%
2,859	Fluor Corporation(a)	102,409
3,307	Great Lakes Dredge & Dock Corporation(a)	28,771
1,648	Mistras Group, Inc.(a)	17,436

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	ENGINEERING & CONSTRUCTION - 0.6% (Continued)
1,848	NV5 Global, Inc.(a)	$ 35,611
		184,227
	ENTERTAINMENT CONTENT - 1.1%
30,895	Paramount Global, Class B	369,504

	FOOD - 1.6%
3,551	B&G Foods, Inc. (c)	24,395
728	Ingredion, Inc.	98,433
8,419	Krispy Kreme, Inc.	41,422
1,847	Post Holdings, Inc.(a)	214,917
30	Seaboard Corporation	80,914
578	Simply Good Foods Company (The)(a)(c)	19,935
1,156	TreeHouse Foods, Inc.(a)	31,316
799	USANA Health Sciences, Inc.(a)	21,549
		532,881
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
722	Boise Cascade Company	70,821
534	UFP Industries, Inc.	57,159
		127,980
	HEALTH CARE FACILITIES & SERVICES - 2.3%
3,543	Acadia Healthcare Company, Inc.(a)	107,424
3,921	AdaptHealth Corporation(a)	42,504
138	Addus HomeCare Corporation(a)(c)	13,647
403	Amedisys, Inc.(a)	37,330
198	Charles River Laboratories International, Inc.(a)	29,803
426	Henry Schein, Inc.(a)	29,177
863	National HealthCare Corporation	80,086
650	Option Care Health, Inc.(a)	22,717
3,147	Owens & Minor, Inc.(a)	28,417
3,469	Patterson Companies, Inc. (c)	108,371
4,302	Pediatrix Medical Group, Inc.(a)	62,336
2,438	Premier, Inc., Class A(c)	47,005
2,879	Select Medical Holdings Corporation	48,079
8,082	Teladoc Health, Inc.(a)	64,333

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.3% (Continued)
308	US Physical Therapy, Inc.	$ 22,287
		743,516
	HOME & OFFICE PRODUCTS - 0.8%
11,166	ACCO Brands Corporation	46,786
200	Kewaunee Scientific Corporation(a)	7,876
3,212	MillerKnoll, Inc.	61,478
7,024	Steelcase, Inc., Class A	76,983
811	Whirlpool Corporation(c)	73,095
		266,218
	HOME CONSTRUCTION - 5.2%
812	American Woodmark Corporation(a)	47,770
3,076	Beazer Homes USA, Inc.(a)	62,720
1,926	Century Communities, Inc.	129,235
1,715	Forestar Group, Inc.(a)	36,255
1,420	Green Brick Partners, Inc.(a)	82,800
256	Hovnanian Enterprises, Inc., Class A(a)	26,806
857	Interface, Inc.	17,003
3,571	KB Home(c)	207,546
426	LGI Homes, Inc.(a)(c)	28,316
1,388	M/I Homes, Inc.(a)	158,482
3,314	Meritage Homes Corporation	234,896
1,973	Mohawk Industries, Inc.(a)	225,277
4,766	Taylor Morrison Home Corporation(a)	286,151
4,878	Tri Pointe Homes, Inc.(a)	155,706
		1,698,963
	HOUSEHOLD PRODUCTS - 0.6%
2,504	Central Garden & Pet Company, Class A(a)	81,956
313	Crown Crafts, Inc.	1,139
1,843	Edgewell Personal Care Company	57,520
685	Spectrum Brands Holdings, Inc.	49,012
		189,627
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
189	Eastern Company (The)	4,785
269	Enpro, Inc.	43,522

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0% (Continued)
564	Gibraltar Industries, Inc.(a)	$ 33,084
6,714	Hillman Solutions Corporation(a)	59,016
466	Insteel Industries, Inc.	12,256
388	Mueller Industries, Inc.	29,542
788	Park-Ohio Holdings Corporation	17,021
1,276	Proto Labs, Inc.(a)(c)	44,711
1,209	Timken Company (The) (c)	86,891
		330,828
	INDUSTRIAL SUPPORT SERVICES - 1.1%
7,735	Resideo Technologies, Inc.(a)	136,909
2,189	Titan Machinery, Inc.(a)	37,301
1,119	WESCO International, Inc.	173,781
		347,991
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,382	Virtu Financial, Inc., Class A	52,682

	INSURANCE - 6.9%
4,297	Brighthouse Financial, Inc.(a)	249,183
4,751	Citizens, Inc.(a)	21,617
1,697	CNO Financial Group, Inc.	70,680
2,063	Donegal Group, Inc., Class A	40,497
1,882	Employers Holdings, Inc.	95,305
36,886	Genworth Financial, Inc., Class A(a)	261,522
1,716	Global Indemnity Group, LLC	59,116
2,324	Heritage Insurance Holdings, Inc.(a)	33,512
2,186	Horace Mann Educators Corporation	93,408
2,499	Jackson Financial, Inc.	209,366
1,201	Kemper Corporation	80,287
8,630	Lincoln National Corporation(c)	309,903
1,721	NMI Holdings, Inc., Class A(a)	62,042
6,248	ProAssurance Corporation(a)	145,891
8,857	Radian Group, Inc. (c)	292,901
2,714	Security National Financial Corporation, Class A(a)	32,839
246	Unico American Corporation(a)	–

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 6.9% (Continued)
2,961	United Fire Group, Inc. (c)	$ 87,231
1,625	Voya Financial, Inc.	110,110
		2,255,410
	INTERNET MEDIA & SERVICES - 0.4%
6,374	GoodRx Holdings, Inc.(a)	28,109
2,160	IAC, Inc.(a)	99,231
		127,340
	LEISURE FACILITIES & SERVICES - 2.2%
10	Ark Restaurants Corporation	101
128	Biglari Holdings, Inc.(a)	27,717
1,696	Boyd Gaming Corporation	111,648
6,123	Caesars Entertainment, Inc.(a)	153,075
1,994	El Pollo Loco Holdings, Inc.(a)	20,538
1,106	Golden Entertainment, Inc.	29,187
834	Good Times Restaurants, Inc.(a)	2,052
1,404	Hilton Grand Vacations, Inc.(a)	52,524
2,641	Marcus Corporation (The)	44,078
1,390	Marriott Vacations Worldwide Corporation	89,293
5,299	Penn Entertainment, Inc.(a)	86,427
1,929	Portillo's, Inc.(a)(c)	22,936
419	RCI Hospitality Holdings, Inc.	17,992
1,458	Sphere Entertainment Company(a)	47,706
		705,274
	LEISURE PRODUCTS - 1.1%
512	Brunswick Corporation(c)	27,571
481	Escalade, Inc.	7,359
514	Fox Factory Holding Corporation(a)	11,997
636	LCI Industries(c)	55,605
1,747	Thor Industries, Inc. (c)	132,440
12,211	Topgolf Callaway Brands Corporation(a)	80,471
824	Winnebago Industries, Inc.	28,395
		343,838
	MACHINERY - 3.3%
1,343	AGCO Corporation(c)	124,322

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	MACHINERY - 3.3% (Continued)
145	Alamo Group, Inc.	$ 25,840
496	Albany International Corporation, Class A	34,244
1,165	Columbus McKinnon Corporation	19,723
931	Enovis Corporation(a)(c)	35,574
713	Helios Technologies, Inc.	22,880
3,433	Hillenbrand, Inc.	82,873
3,688	Kennametal, Inc.	78,554
2,227	Manitowoc Company, Inc. (The)(a)	19,130
819	Middleby Corporation (The)(a)	124,472
2,126	Oshkosh Corporation	200,014
4,763	Ranpak Holdings Corporation(a)	25,815
1,626	Regal Rexnord Corporation(c)	185,120
420	Tennant Company	33,495
1,104	Terex Corporation	41,709
1,494	Titan International, Inc.(a)	12,535
		1,066,300
	MEDICAL EQUIPMENT & DEVICES - 2.4%
2,410	AngioDynamics, Inc.(a)	22,630
1,437	Avanos Medical, Inc.(a)	20,592
562	Bio-Rad Laboratories, Inc., Class A(a)	136,881
1,025	Castle Biosciences, Inc.(a)	20,520
586	CONMED Corporation	35,389
4,964	Dentsply Sirona, Inc.	74,162
3,519	Envista Holdings Corporation(a)(c)	60,738
811	FONAR Corporation(a)	11,362
500	ICU Medical, Inc.(a)	69,430
1,089	Integra LifeSciences Holdings Corporation(a)	23,947
4,636	Neogen Corporation(a)	40,194
4,326	OraSure Technologies, Inc.(a)	14,579
2,846	QuidelOrtho Corporation(a)	99,525
873	Teleflex, Inc. (c)	120,640
60	Utah Medical Products, Inc.	3,362
1,722	Varex Imaging Corporation(a)	19,975
		773,926

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	METALS & MINING - 1.3%
6,980	Alcoa Corporation	$ 212,890
2,448	Hecla Mining Company	13,611
517	Kaiser Aluminum Corporation	31,340
7,184	Peabody Energy Corporation(c)	97,343
2,172	Ramaco Resources, Inc., Class A(c)	17,876
33	Ramaco Resources, Inc., Class B	235
3,033	SunCoke Energy, Inc.	27,904
306	Warrior Met Coal, Inc.	14,602
		415,801
	OIL & GAS PRODUCERS - 7.3%
3,775	Amplify Energy Corporation(a)	14,119
749	Antero Resources Corporation(a)	30,290
6,369	APA Corporation	133,876
7,401	Berry Corporation	23,757
2,887	California Resources Corporation	126,941
2,070	Chord Energy Corporation	233,330
6,433	Civitas Resources, Inc.	224,447
1,746	CNX Resources Corporation(a)(c)	54,964
14,848	Crescent Energy Company, Class A	166,892
395	Gulfport Energy Corporation(a)	72,735
9,020	HF Sinclair Corporation(c)	296,578
4,424	HighPeak Energy, Inc. (c)	56,008
2,252	Matador Resources Company	115,055
7,538	Murphy Oil Corporation(c)	214,079
4,231	New Fortress Energy, Inc. (c)	35,160
1,812	Northern Oil and Gas, Inc.	54,777
3,960	Par Pacific Holdings, Inc.(a)	56,470
9,558	Permian Resources Corporation	132,378
801	Riley Exploration Permian, Inc.	23,365
1,833	SandRidge Energy, Inc.	20,933
4,559	SM Energy Company(c)	136,542
9,273	VAALCO Energy, Inc.	34,866
4,003	World Kinect Corporation(c)	113,525
		2,371,087

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
1,265	DMC Global, Inc.(a)	$ 10,651
4,834	DNOW, Inc.(a)	82,565
3,771	Helix Energy Solutions Group, Inc.(a)	31,337
3,328	Helmerich & Payne, Inc. (c)	86,927
2,832	MRC Global, Inc.(a)	32,511
12,632	NOV, Inc.	192,259
4,093	Patterson-UTI Energy, Inc.	33,645
8,404	ProPetro Holding Corporation(a)	61,770
1,989	Ranger Energy Services, Inc.	28,224
		559,889
	PUBLISHING & BROADCASTING - 0.8%
11,313	Gray Television, Inc.	48,872
10,722	TEGNA, Inc.	195,355
		244,227
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
3,755	Five Point Holdings, LLC(a)	20,052
1,864	Howard Hughes Holdings, Inc.(a)	138,085
1,167	Legacy Housing Corporation(a)	29,432
		187,569
	REAL ESTATE SERVICES - 0.1%
7,308	Anywhere Real Estate, Inc.(a)	24,336

	RENEWABLE ENERGY - 0.3%
1,237	EnerSys	113,284

	RETAIL - CONSUMER STAPLES - 0.7%
1,554	Ingles Markets, Inc., Class A	101,212
1,114	SpartanNash Company	22,570
1,480	Village Super Market, Inc., Class A	56,255
772	Weis Markets, Inc.	59,482
		239,519
	RETAIL - DISCRETIONARY - 5.3%
2,371	Academy Sports & Outdoors, Inc. (c)	108,141
1,525	Advance Auto Parts, Inc. (c)	59,795

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 5.3% (Continued)
4,883	American Eagle Outfitters, Inc. (c)	$ 56,741
825	Asbury Automotive Group, Inc.(a)(c)	182,193
387	BlueLinx Holdings, Inc.(a)	29,017
1,897	Driven Brands Holdings, Inc.(a)(c)	32,515
715	Ethan Allen Interiors, Inc.	19,806
6,319	Foot Locker, Inc.(a)	89,098
763	GMS, Inc.(a)	55,829
568	Group 1 Automotive, Inc.	216,948
2,066	Guess?, Inc. (c)	22,871
8,507	Kohl's Corporation(c)	69,587
1,803	La-Z-Boy, Inc.	70,479
395	Lithia Motors, Inc.	115,948
3,771	Macy's, Inc. (c)	47,364
3,345	MarineMax, Inc.(a)	71,918
5,079	Mister Car Wash, Inc.(a)	40,073
1,537	Monro, Inc.	22,240
2,139	National Vision Holdings, Inc.(a)	27,336
2,808	Nordstrom, Inc. (c)	68,656
1,845	Rush Enterprises, Inc., Class A(c)	98,541
3,987	Sally Beauty Holdings, Inc.(a)(c)	36,003
1,068	Shoe Carnival, Inc. (c)	23,485
902	Sonic Automotive, Inc., Class A	51,378
1,038	Urban Outfitters, Inc.(a)	54,391
2,188	Victoria's Secret & Company(a)	40,653
		1,711,006
	SEMICONDUCTORS - 2.7%
5,371	Amkor Technology, Inc.	97,000
400	Axcelis Technologies, Inc.(a)(c)	19,868
1,034	CEVA, Inc.(a)	26,481
1,346	Cirrus Logic, Inc.(a)	134,136
499	CTS Corporation	20,733
1,178	Diodes, Inc.(a)	50,854
1,115	FormFactor, Inc.(a)	31,543
982	IPG Photonics Corporation(a)	62,003

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	SEMICONDUCTORS - 2.7% (Continued)
880	Kulicke & Soffa Industries, Inc.	$ 29,022
1,480	MaxLinear, Inc., Class A(a)	16,073
1,134	MKS Instruments, Inc. (c)	90,890
2,964	Photronics, Inc.(a)	61,533
1,054	Qorvo, Inc.(a)	76,320
24	Richardson Electronics Ltd.	268
889	Synaptics, Inc.(a)	56,647
147	Trio-Tech International(a)	881
819	Ultra Clean Holdings, Inc.(a)	17,535
1,145	Veeco Instruments, Inc.(a)	22,992
3,327	Vishay Intertechnology, Inc. (c)	52,899
		867,678
	SOFTWARE - 1.3%
2,303	Adeia, Inc.	30,446
1,799	Bandwidth, Inc., Class A(a)	23,567
5,938	Bumble, Inc., Class A(a)	25,771
444	Calix, Inc.(a)	15,735
451	Concentrix Corporation	25,094
622	Digi International, Inc.(a)	17,310
7,465	E2open Parent Holdings, Inc.(a)	14,930
2,791	Mitek Systems, Inc.(a)	23,026
816	Omnicell, Inc.(a)	28,527
4,400	SolarWinds Corporation	81,092
2,341	Unity Software, Inc.(a)(c)	45,860
3,974	Veradigm, Inc.(a)	17,327
1,046	Verint Systems, Inc.(a)	18,671
1,349	Ziff Davis, Inc.(a)	50,695
		418,051
	SPECIALTY FINANCE - 3.7%
4,735	Air Lease Corporation(c)	228,748
4,827	Bread Financial Holdings, Inc. (c)	241,736
1,378	Encore Capital Group, Inc.(a)	47,238
6,464	EZCORP, Inc., Class A(a)	95,150
2,182	First American Financial Corporation	143,205

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	SPECIALTY FINANCE - 3.7% (Continued)
223	GATX Corporation	$ 34,625
10,832	MGIC Investment Corporation	268,417
3,086	PRA Group, Inc.(a)	63,633
1,368	Regional Management Corporation	41,191
200	Willis Lease Finance Corporation	31,594
		1,195,537
	STEEL - 0.9%
3,961	Commercial Metals Company(c)	182,246
1,260	Olympic Steel, Inc.	39,715
2,062	United States Steel Corporation(c)	87,140
		309,101
	TECHNOLOGY HARDWARE - 3.0%
1,437	Arrow Electronics, Inc.(a)	149,204
2,373	Avnet, Inc. (c)	114,117
1,497	Benchmark Electronics, Inc.	56,931
1,499	Dolby Laboratories, Inc., Class A	120,385
3,907	Harmonic, Inc.(a)	37,468
2,599	Knowles Corporation(a)	39,505
1,217	NETGEAR, Inc.(a)	29,768
3,170	NetScout Systems, Inc.(a)	66,602
411	Plexus Corporation(a)	52,661
8,952	Ribbon Communications, Inc.(a)	35,092
923	Sanmina Corporation(a)	70,314
3,162	TTM Technologies, Inc.(a)	64,852
3,981	ViaSat, Inc.(a)(c)	41,482
4,800	Viavi Solutions, Inc.(a)	53,712
9,537	Xerox Holdings Corporation(c)	46,064
		978,157
	TECHNOLOGY SERVICES - 1.9%
354	CACI International, Inc., Class A(a)	129,890
5,240	Conduent, Inc.(a)	14,148
17,494	Dun & Bradstreet Holdings, Inc. (c)	156,396
9,505	DXC Technology Company(a)	162,060
414	ICF International, Inc.	35,178

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 1.9% (Continued)
298	Insight Enterprises, Inc.(a)(c)	$ 44,697
712	MAXIMUS, Inc.	48,551
4,841	Repay Holdings Corporation(a)	26,965
		617,885
	TELECOMMUNICATIONS - 2.1%
1,153	ATN International, Inc.	23,418
9,383	EchoStar Corporation, Class A(a)(c)	240,017
1,747	Frontier Communications Parent, Inc.(a)	62,647
372	KVH Industries, Inc.(a)	1,968
6,081	Telephone and Data Systems, Inc.	235,578
1,848	United States Cellular Corporation(a)(c)	127,789
		691,417
	TOBACCO & CANNABIS - 0.1%
820	Universal Corporation	45,961

	TRANSPORTATION & LOGISTICS - 4.3%
5,001	Air Transport Services Group, Inc.(a)(c)	112,222
4,333	Alaska Air Group, Inc.(a)	213,270
683	Allegiant Travel Company	35,277
597	ArcBest Corporation(c)	42,136
2,138	Bristow Group, Inc.(a)	67,518
1,034	Covenant Logistics Group, Inc.	22,955
1,014	Heartland Express, Inc.	9,349
1,553	Hub Group, Inc., Class A	57,725
27,147	JetBlue Airways Corporation(a)	130,849
946	Knight-Swift Transportation Holdings, Inc.	41,142
917	Marten Transport Ltd.	12,581
1,148	Matson, Inc.	147,139
1,558	Ryder System, Inc.	224,056
2,310	Schneider National, Inc., Class B(c)	52,784
1,194	SkyWest, Inc.(a)	104,320
3,203	Sun Country Airlines Holdings, Inc.(a)	39,461
1,171	Universal Logistics Holdings, Inc.	30,727

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 4.3% (Continued)
1,308	Werner Enterprises, Inc.	$ 38,324
		1,381,835
	TRANSPORTATION EQUIPMENT - 0.3%
1,611	Greenbrier Companies, Inc. (The)	82,514

	WHOLESALE - CONSUMER STAPLES - 0.9%
1,737	Andersons, Inc. (The)	74,569
1,715	Grocery Outlet Holding Corporation(a)(c)	23,976
7,008	United Natural Foods, Inc.(a)	191,948
		290,493
	WHOLESALE - DISCRETIONARY - 0.8%
104	Acme United Corporation	4,120
470	ePlus, Inc.(a)	28,684
2,011	G-III Apparel Group Ltd.(a)	55,001
4,762	OPENLANE, Inc.(a)	91,811
491	PC Connection, Inc.	30,648
1,272	ScanSource, Inc.(a)	43,260
		253,524

	TOTAL COMMON STOCKS (Cost $33,100,980)	32,234,142

	RIGHT — 0.0%(e)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(e)
3,718	Resolute Forest Products, Inc. – CVR(f)	5,279

	RENEWABLE ENERGY - 0.0%(e)
2	Pineapple Energy, Inc.(f)	3

	TOTAL RIGHT (Cost $5,280)	5,282

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2025 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS — 23.9%
	COLLATERAL FOR SECURITIES LOANED - 23.4%
7,600,177	Mount Vernon Liquid Assets Portfolio, 4.42%(b)(d)	$ 7,600,177

	MONEY MARKET FUND - 0.5%
151,303	First American Treasury Obligations Fund, Class X, 4.26%(b)	151,303

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,751,480)	7,751,480

	TOTAL INVESTMENTS – 123.2% (Cost $40,857,740)	$ 39,990,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.2)%	7,528,544
	NET ASSETS - 100.0%	$ 32,462,360

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $7,397,367.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2024 is $7,600,177.
(e)	Amount represents less than 0.05%.
(f)	Fair value was determined using significant unobservable inputs.